Earnings per Share - Basic Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (numerator):
Net income (loss) attributable to controlling interests	$ (42,552)	$ (2,381)	$ 41,136
Less: Dividends and accretion on preferred stock	(2,669)
Net income (loss) attributable to common shareholders	$ (45,221)	$ (2,381)	$ 41,136
Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock - basic	43,506	29,161	13,622
Weighted-average number of shares of Class A common stock - diluted	43,506	29,161	13,630
Earnings (loss) per share:
Basic - Net income (loss) attributable to common shareholders	$ (1.04)	$ (0.08)	$ 3.02
Diluted - Net income (loss) attributable to common shareholders	$ (1.04)	$ (0.08)	$ 3.02